Income Tax (Details) - Schedule of income taxes - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of Income Taxes [Abstract]
Current	$ (5,234,457)
Deferred	102,063
Total	$ (5,132,394)